Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Jan. 01, 2021	[1]
Inventories.
Spare parts and accessories of flight equipment	$ 15,758	$ 14,397
Total	15,758	14,397	[1]		$ 13,984
Consumption of inventories included in maintenance expense	$ 17,825	$ 15,406		$ 10,922

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.